Deferred Tax Asset and Income Tax (Expense)/Benefit - Schedule of Reconciliations Between the Tax Expense and the Product of Accounting Loss (Parentheticals) (Details)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Reconciliations Between the Tax Expense and the Product of Accounting Loss [Abstract]
Statutory tax rate	24.00%	24.00%